Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Warrants [Abstract]
Schedule of Activity Warrants issued

A summary of the activity of the Warrants issued in the Private Placement is presented in the following table:

	For the year ended December 31,
	2024	2025
Warrants issued	$—	$15,654,091
Fair value change in the warrant liabilities	—	6,729,709
Total	$—	$22,383,800

Schedule of Assumptions Used in Valuing the Warrant Liabilities

The following are the assumptions used in valuing the warrant liabilities by Black-Scholes model as of the issuance date and December 31, 2025 (in percentages, except as noted):

	As of
	The issuance date	December 31, 2025
Liquidity discount	21.80	21.80
Volatility	26.46	27.99
Risk-free rate	3.71	3.71
Expected life (years)	5.00	4.87
Dividend yield	0.00	0.00
Exercise price	$2.16	$2.16
Market price	$4.01	$4.88